STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profits (loss) from operations	$ (52,664)	$ 167,575
Changes in assets and liabilities:
Increase in prepaid expenses	(10,000)	(10,000)
Increase in accrued liabilities	5,480	14,520
Decrease in accounts payable		(245,957)
Decrease in accrued expenses		(100,289)
Increase in escrow account hold by attorney	(178,452)
Net cash (used in) operating activities	(235,636)	(174,151)
CASH FLOWS FROM FINANCING ACTIVITIES:
Procced from debt settlement		302,816
Escrow accounts hold by director	300,500	(300,500)
Amount due to shareholder	(66,758)	66,758
Decrease in notes payable		(23,000)
Decrease in notes payable-related parties		(170,529)
Proceed from common stock issuance		300,500
Net cash provided by financing activities	233,742	176,045
Net increase/(decrease) in cash	(1,894)	1,894
CASH AT BEGINNING OF THE YEAR	1,894
CASH AT END OF THE YEAR		1,894
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes
Cash paid for interest expense